Business Combinations (Summary of the Fair Value of the Assets Acquired, Including Goodwill, And the Liabilities Assumed, As of the Acquisition Date) (Details)	6 Months Ended
	Sep. 30, 2008	Mar. 31, 2011 USD ($)	Sep. 30, 2009 JPY (¥)		Sep. 30, 2009 Nomura Global Markets Segment [Member] JPY (¥)	Sep. 30, 2009 Investment Banking Segment [Member] JPY (¥)
Cash and cash deposits			¥ 7,815,000,000
Loans and receivables			1,419,000,000
Office buildings, land, equipment and facilities			23,016,000,000
Intangible assets			26,420,000,000	[1]
Other			6,130,000,000
Total assets			64,800,000,000
Payables and deposits			11,080,000,000
Other			28,785,000,000
Total liabilities			39,865,000,000
Net assets			24,935,000,000
Acquisition costs			48,159,000,000	[2]
Goodwill			23,224,000,000		15,000,000,000	8,000,000,000
Weighted-average amortization period of intangible assets	10
Residual value of intangible assets
Goodwill, Business acquisition			23,224,000,000		15,000,000,000	8,000,000,000
Goodwill deductible for tax purposes			¥ 8,000,000,000

[1]	Intangible assets primarily comprise the fair value of client relationships and favorable lease agreements, which will be amortized based on a weighted-average amortization period of 10 years with no residual value.
[2]	Acquisition costs primarily comprise the fair value of consideration given and direct acquisition costs incurred.